Income Statement		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) shares
Operating expenses
Depreciation	[1]		$ 30,426		$ 58,517
Exploration and evaluation	[2],[3]		7,322,650		8,416,123
General and administrative	[2],[4]		2,290,927		5,326,798
Share-based payments	[2],[5]		815,478		607,048
Operating Expenses			10,459,481		14,408,486
Other income (expenses)
Amortization of flow-through premium liability	[6]		0		1,279,110
Foreign exchange gain (loss)			3,929		(13,245)
Interest income	[7],[8]		431,174		329,989
Other income			65,100		130,000
Loss and comprehensive loss			$ (9,959,278)		$ (12,682,632)
Loss per share
Basic and diluted (Note 1) | $ / shares	[9]	$ (0.17)		$ (0.24)
Weighted average number of common shares outstanding
Weighted average number of ordinary shares used in calculating basic earnings per share | shares	[9]		58,199,000		52,103,344

[1]	8.PROPERTY, PLANT AND EQUIPMENT
[2]	13.RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION
[3]	9.MINERAL PROPERTIES
[4]	12.GENERAL AND ADMINISTRATIVE
[5]	11.SHARE CAPITAL
[6]	10.DEFERRED PREMIUM ON FLOW-THROUGH SHARES
[7]	6.SHORT-TERM INVESTMENT
[8]	5.CASH AND CASH EQUIVALENTS
[9]	1.NATURE OF OPERATIONS